UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08898

Buffalo High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2006 (Unaudited)

Shares or
Face Amount			Value
	COMMON STOCKS - 0.23%
	Energy - 0.23%
	Energy Equipment & Services - 0.23%
17,025	Eagle Geophysical, Inc. (a)(b)		$417,113
	Total Energy		417,113

	TOTAL COMMON STOCKS (Cost $0)		417,113

	CONVERTIBLE PREFERRED STOCKS - 3.30%
	Financials - 3.30%
	Commercial Banks - 3.30%
118,200	Boston Private Capital Trust I		5,895,225
	Total Financials		5,895,225

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,842,000)		5,895,225

	PREFERRED STOCKS - 0.00%
	Consumer Discretionary - 0.00%
	Media - 0.00%
7,250	Adelphia Communications Corp. (a)(d)		3,625
	Total Consumer Discretionary		3,625

	TOTAL PREFERRED STOCKS (Cost $719,125)		3,625

	CORPORATE BONDS - 69.58%
	Consumer Discretionary - 41.73%
	Automobiles - 3.50%
	Ford Motor Credit Company
$4,700,000	7.375%, 10/28/2009		4,712,963
	General Motors Acceptance Corp.
1,495,000	6.875%, 08/28/2012		1,536,885
			6,249,848
	Distributors - 1.99%
	Inergy L.P./Inergy Finance Corp.
3,600,000	6.875%, 12/15/2014		3,555,000

	Hotels, Restaurants & Leisure - 14.18%
	Aztar Corp.
1,700,000	7.875%, 06/15/2014		1,855,125
	Circus Circus
3,100,000	7.625%, 07/15/2013		3,045,750
	Isle of Capri Casinos
4,025,000	7.000%, 03/01/2014		4,025,000
	Las Vegas Sands Corp.
925,000	6.375%, 02/15/2015		900,719
	Mandalay Resort Group
460,000	10.250%, 08/01/2007		473,225
	MGM Mirage
180,000	8.375%, 02/01/2011		187,650
	Mikohn Gaming Corp.
3,211,000	11.875%, 08/15/2008		3,322,389
	Park Place Entertainment Corp.
300,000	8.875%, 09/15/2008		313,500
595,000	8.125%, 05/15/2011		625,494
	Penn National Gaming, Inc.
1,480,000	6.750%, 03/01/2015		1,457,800
	Royal Caribbean Cruises Ltd.
3,930,000	7.500%, 10/15/2027		3,870,115
	Trump Entertainment Resorts, Inc.
5,275,000	8.500%, 06/01/2015		5,275,000
			25,351,767

	Household Durables - 4.18%
	Jarden Corp.
2,200,000	9.750%, 05/01/2012		2,337,500
	Rent-A-Center, Inc.
5,100,000	7.50%, 05/01/2010		5,138,250
			7,475,750
	Leisure Equipment & Products - 1.46%
	Pinnacle Entertainment, Inc.
2,570,000	8.250%, 03/15/2012		2,608,550

	Media - 0.95%
	Fisher Communications, Inc.
175,000	8.625%, 09/15/2014		186,375
	Xm Satellite Radio, Inc.
1,500,000	9.750%, 05/01/2014		1,507,500
			1,693,875

	Specialty Retail - 7.00%
	Autonation, Inc.
100,000	7.000%, 04/15/2014		101,250
	Central Garden and Pet Co.
4,500,000	9.125%, 02/01/2013		4,702,500
	FTD, Inc.
4,000,000	7.750%, 02/15/2014		4,025,000
	Group 1 Automotive, Inc.
900,000	8.250%, 08/15/2013		927,000
	GSC Holdings Corp.
1,770,000	8.000%, 10/01/2012		1,858,500
	United Auto Group, Inc.
900,000	7.750%, 12/15/2016 (Acquired 11/30/2006 and 12/01/2006, Cost $905,063) (c)		909,000
			12,523,250

	Textiles, Apparel & Luxury Goods - 7.45%
	Interface, Inc.
2,250,000	10.375%, 02/01/2010		2,497,500
3,570,000	9.500%, 02/01/2014		3,766,350
	Oxford Industries, Inc.
3,650,000	8.875%, 06/01/2011		3,786,875
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023		3,276,000
			13,326,725

	Wireless Telecommunication Services - 1.02%
	Rogers Wireless, Inc.
1,665,000	7.500%, 03/15/2015		1,814,850
	Total Consumer Discretionary		74,599,615

	Consumer Staples - 3.13%
	Food Products - 0.65%
	Pilgrim's Pride Corp.
1,110,000	9.250%, 11/15/2013		1,162,725

	Household Products - 1.35%
	Prestige Brands, Inc.
2,350,000	9.250%, 04/15/2012		2,408,750

	Personal Products - 1.13%
	Elizabeth Arden, Inc.
2,000,000	7.750%, 01/15/2014		2,025,000
	Total Consumer Staples		5,596,475

	Energy - 8.50%
	Oil & Gas - 8.50%
	Giant Industries, Inc.
4,615,000	8.000%, 05/15/2014		5,013,044
	The Premcor Refining Group, Inc.
2,200,000	9.250%, 02/01/2010		2,300,936
450,000	9.500%, 02/01/2013		486,158
2,530,000	7.500%, 06/15/2015		2,648,300
	Swift Energy Co.
300,000	9.375%, 05/01/2012		318,000
	United Refining Co.
4,200,000	10.500%, 08/15/2012		4,431,000
	Total Energy		15,197,438

	Financials - 0.84%
	Capital Markets - 0.84%
	E*Trade Financial Corp.
1,400,000	7.875%, 12/01/2015		1,494,500
	Total Financials		1,494,500

	Health Care - 3.65%
	Health Care Equipment & Supplies - 0.39%
	Inverness Medical Innovations, Inc.
680,000	8.750%, 02/15/2012		710,600

	Health Care Providers & Services - 0.99%
	Carriage Services, Inc.
1,800,000	7.875%, 01/15/2015		1,768,500

	Pharmaceuticals - 2.27%
	Warner Chilcott Corp.
3,936,000	8.750%, 02/01/2015		4,054,080
	Total Health Care		6,533,180

	Industrials - 10.29%
	Commercial Services & Supplies - 9.77%
	Allied Waste North America
867,000	9.250%, 09/01/2012		925,522
3,600,000	7.875%, 04/15/2013		3,730,500
	Education Management LLC
1,800,000	8.750%, 06/01/2014 (Acquired 11/14/2006, Cost $1,876,500)(c)		1,872,000
	FTI Consulting, Inc.
100,000	7.750%, 10/01/2016 (Acquired 09/27/2006, Cost $100,000) (c)		104,250
	Greenbrier Companies, Inc.
2,715,000	8.375%, 05/15/2015		2,776,087
	Iron Mountain, Inc.
1,350,000	8.625%, 04/01/2013		1,400,625
4,875,000	7.750%, 01/15/2015		4,996,875
	Mobile Mini, Inc.
822,000	9.500%, 07/01/2013		881,595
	Williams Scotsman, Inc.
750,000	8.500%, 10/01/2015		786,563
			17,474,017

	Diversified Manufacturing - 0.52%
	Blount, Inc.
900,000	8.875%, 08/01/2012		922,500
	Total Industrials		18,396,517

	Materials - 1.44%
	Construction Materials - 1.44%
	U.S. Concrete, Inc.
2,615,000	8.375%, 04/01/2014		2,569,238
	Total Materials		2,569,238

	TOTAL CORPORATE BONDS (Cost $119,676,720)		124,386,963

	CONVERTIBLE BONDS - 18.54%
	Consumer Discretionary - 8.55%
	Leisure Equipment & Products - 3.24%
	WMS Industries, Inc.
3,140,000	2.750%, 07/15/2010		5,797,225

	Media - 3.95%
	Lions Gate Entertainment Corp.
6,500,000	2.938%, 10/15/2024		7,068,750

	Specialty Retail - 1.36%
	Best Buy
2,175,000	2.250%, 01/15/2022		2,427,844
	Total Consumer Discretionary		15,293,819

	Energy - 0.09%
	Energy Equipment & Services - 0.09%
	Moran Energy, Inc.
161,000	8.750%, 01/15/2008		160,195
	Total Energy		160,195

	Health Care - 3.56%
	Pharmaceuticals - 3.56%
	Amylin Pharmaceuticals, Inc.
5,040,000	2.500%, 04/15/2011		6,356,700
	Total Health Care		6,356,700

	Industrials - 3.65%
	Airlines - 3.65%
	JetBlue Airways Corp.
6,030,000	3.750%, 03/15/2035		6,527,475
	Total Industrials		6,527,475

	Information Technology - 2.69%
	Semiconductor & Semiconductor Equipment - 2.69%
	Fairchild Semiconductor International
4,830,000	5.000%, 11/01/2008		4,799,812
	Total Information Technology		4,799,812

	TOTAL CONVERTIBLE BONDS (Cost $27,270,699)		33,138,001

	SHORT TERM INVESTMENTS - 5.50%
	Investment Company - 0.48%
857,937	SEI Daily Income Trust Treasury II Fund - Class B		857,937
	Total Investment Companies		857,937

	U.S. Treasury Obligations - 5.02%
	Public Finance, Taxation, And Monetary Policy - 5.02%
3,390,000	5.100%, 01/04/2007		3,388,722
5,599,000	5.075%, 01/11/2007		5,592,527
	Total U.S. Treasury Obligations		8,981,249

	TOTAL SHORT TERM INVESTMENTS (Cost $9,839,186)		9,839,186

	Total Investments (Cost $163,347,730) - 97.15%		173,680,113

	Other Assets in Excess of Liabilities - 2.85%		5,093,893

	TOTAL NET ASSETS - 100.00%		$178,774,006

	Percentages are stated as a percent of net assets.

	(a) Non-Income Producing
	(b)	Fair valued security. The total value of these securities amounted to $417,113
	(0.23% of net assets) at December 31, 2006.
	(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securities amounted to $2,885,250 (1.61% of net assets) at December 31, 2006.
	(d) Security is in default at December 31, 2006.

	The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows*:

	Cost of investments	$163,347,730
	Gross unrealized appreciation	11,217,956
	Gross unrealized depreciation	(885,573)
	Net unrealized appreciation	$10,332,383

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo High Yield Fund, Inc.

By (Signature and Title) /s/ Kent W. Gasaway
                                                 Kent W. Gasaway, President and Treasurer

Date  2/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway
                                                    Kent W. Gasaway, President and Treasurer

Date  2/26/07

* Print the name and title of each signing officer under his or her signature.